STOCK-BASED COMPENSATION	12 Months Ended
Mar. 31, 2022
Equity [Abstract]
STOCK-BASED COMPENSATION

NOTE 8 – STOCK-BASED COMPENSATION

Amended 2017 Equity Incentive Plan

In October 2017, the Company’s Board approved the 2017 Equity Incentive Plan (the Plan) with 1,000,000 shares of common stock reserved for issuance. In January 2020 and August 2021, the Board approved increases in the number of shares reserved for issuance under the Plan by 333,334 and 1,333,334 shares, respectively. Under the Plan, eligible employees, directors and consultants may be granted a broad range of awards, including stock options, stock appreciation rights, restricted stock, performance-based awards and restricted stock units. The Plan is administered by the Board or, in the alternative, a committee designated by the Board.

Stock-Based Compensation Expense

The expense relating to stock options is recognized on a straight-line basis over the requisite service period, usually the vesting period, based on the grant date fair value. The unamortized compensation cost, as of March 31, 2022 was $3,286,370 related to stock options and is expected to be recognized as expense over a weighted-average period of approximately two years.

During the year ended March 31, 2022, the Company granted options to purchase 827,427 shares of its common stock to employees, directors and consultants. The options had 10-year terms and 137,292 options vested immediately when granted. The grant-date fair value was determined to be $8,507,311 of which $2,739,490 was recorded as stock-based compensation expense and included in the consolidated statements of operations for the year ended March 31, 2022.

The following assumptions were used in the fair-value method calculations:

Year Ended March 31,
	2022	2021
Risk-free interest rates	0.8% - 2.42%	0.28% - 0.71%
Volatility	89% - 370%	87% - 127%
Expected life (years)	5.0 - 6.2	5.0 - 6.0
Dividend yield	—	—

The fair values of options at the grant date were estimated utilizing the Black-Scholes valuation model, which includes simplified methods to establish the fair term of options as well as average volatility of three comparable organizations. The risk-free interest rate was derived from the Daily Treasury Yield Curve Rates, as published by the U.S. Department of the Treasury as of the grant date for terms equal to the expected terms of the options. A dividend yield of zero was applied because the Company has never paid dividends and has no intention to pay dividends in the foreseeable future. In accordance with ASU No. 2016-09, the Company accounts for forfeitures as they occur.

A summary of stock option activity under the 2017 Plan is presented below:

	Shares	Options Outstanding
	Available	Number of	Weighted Average
	for Grant	Shares	Exercise Price
Balance at March 31, 2020	274,019	1,059,315	$4.74
Options granted	(163,492)	163,492	8.64
Options cancelled and returned to the Plan	25,555	(25,555)	6.75
Balance at March 31, 2021	136,082	1,197,252	5.25
Additional shares authorized under the Plan	1,333,334	—	—
Options granted	(827,427)	827,427	10.39
Share awards	(26,497)	—	—
Options cancelled and returned to the Plan	373,974	(373,974)	10.73
Balance at March 31, 2022	989,466	1,650,705	$6.58

There were no stock options exercised during the years ended March 31, 2022 and 2021. The Company issued 26,497 shares to its non-employee directors under the Company’s outside director compensation plan and approximately $172,100 was recorded as stock-based compensation expense for these share awards during the year ended March 31, 2022.

The following table summarizes the range of outstanding and exercisable options as of March 31, 2022:

	Options Outstanding			Options Exercisable
Range of Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price	Aggregate Intrinsic value
$1.98 - $17.70	1,650,705	8.01	$6.58	1,193,680	$5.69	$1,090,966

The intrinsic value per share is calculated as the excess of the closing price of the common stock on the Company’s principal trading market over the exercise price of the option at March 31, 2022.

The Company is required to present the tax benefits resulting from tax deductions in excess of the compensation cost recognized from the exercise of stock options as financing cash flows in the consolidated statements of cash flows. For the years ended March 31, 2022 and 2021, there were no such tax benefits associated with the exercise of stock options.